Financial Instruments - Foreign Currency Risk - Additional Information (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)
Disclosure of credit risk exposure [line items]
Foreign exchange gain (loss)	$ 1,485	$ (780)	$ 276
Currency exchange risk
Disclosure of credit risk exposure [line items]
Foreign exchange gain (loss)	$ (696)	1,019		$ 681
Percentage of reasonably possible decrease in US Dollar against Canadian dollar	10.00%
Increase (decrease) in Company's net income before tax due to decrease in US Dollar against Canadian Dollar	$ (3,610)
Percentage of reasonably possible increase in US Dollar against Canadian dollar	10.00%
Increase (decrease) in Company's net income before tax due to increase in US Dollar against Canadian Dollar	$ 2,022
Amount of exposure		$ 2,480		$ 3,774